SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets	$ 110,077	$ 77,585
Financial liabilities	150,396	135,866
Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial assets	67,244	60,183
Financial liabilities	130,153	125,708
FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial assets	20,371	17,402
Financial liabilities	20,243	10,158
FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,462
Financial liabilities
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	44,267	35,721
Cash and cash equivalent [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial assets	44,267	35,721
Cash and cash equivalent [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial assets
Cash and cash equivalent [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets
Marketable securities [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,462
Marketable securities [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial assets
Marketable securities [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial assets
Marketable securities [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,462
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	43,348	41,864
Trade receivables [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial assets	22,977	24,462
Trade receivables [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial assets	20,371	17,402
Trade receivables [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets
Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	54,569	47,389
Trade payables and accrued liabilities [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	54,569	47,389
Trade payables and accrued liabilities [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Trade payables and accrued liabilities [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	20,243	44,783
Consideration payable [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial liabilities		34,625
Consideration payable [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	20,243	10,158
Consideration payable [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Loan payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	51,986	19,569
Loan payable [member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	51,986	19,569
Loan payable [member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Loan payable [member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	23,598	24,125
Other liabilities [Member] | Amortized cost [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	23,598	24,125
Other liabilities [Member] | FVTPL [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Other liabilities [Member] | FVTOCI [member]
IfrsStatementLineItems [Line Items]
Financial liabilities